Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of earnings per share
The following table sets forth the computation of basic and diluted net income per share of Class A and Class B common stock and Class C capital stock (in millions, except share amounts which are reflected in thousands and per share amounts):

	Year Ended December 31,
	2013
	Class A	Class B	Class C
Basic net income (loss) per share:
Numerator
Allocation of undistributed earnings - continuing operations	$5,407	$1,173	$6,580
Allocation of undistributed earnings - discontinued operations	(175)	(38)	(214)
Total	$5,232	$1,135	$6,366
Denominator
Number of shares used in per share computation	273,518	59,328	332,846
Basic net income (loss) per share:
Continuing operations	$19.77	$19.77	$19.77
Discontinued operations	(0.64)	(0.64)	(0.64)
Basic net income per share	$19.13	$19.13	$19.13
Diluted net income (loss) per share:
Numerator
Allocation of undistributed earnings for basic computation - continuing operations	$5,407	$1,173	$6,580
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	1,173	0	0
Reallocation of undistributed earnings	0	(21)	0
Allocation of undistributed earnings - continuing operations	$6,580	$1,152	$6,580
Allocation of undistributed earnings for basic computation - discontinued operations	(175)	(38)	(214)
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	(38)	0	0
Reallocation of undistributed earnings	(1)	1	1
Allocation of undistributed earnings - discontinued operations	$(214)	$(37)	$(213)
Denominator
Number of shares used in basic computation	273,518	59,328	332,846
Weighted-average effect of dilutive securities
Add:
Conversion of Class B to Class A common shares outstanding	59,328	0	0
Employee stock options	2,748	4	2,748
Restricted stock units and other contingently issuable shares	3,215	0	3,215
Number of shares used in per share computation	338,809	59,332	338,809
Diluted net income (loss) per share:
Continuing operations	$19.42	$19.42	$19.42
Discontinued operations	(0.63)	(0.63)	(0.63)
Diluted net income per share	$18.79	$18.79	$18.79

	Year Ended December 31,
	2014
	Class A	Class B	Class C
Basic net income per share:
Numerator
Allocation of undistributed earnings - continuing operations	$5,700	$1,107	$6,813
Allocation of undistributed earnings - discontinued operations	216	42	258
Total	$5,916	$1,149	$7,071
Denominator
Number of shares used in per share computation	282,877	54,928	338,130
Basic net income per share:
Continuing operations	$20.15	$20.15	$20.15
Discontinued operations	0.76	0.76	0.76
Basic net income per share	$20.91	$20.91	$20.91
Diluted net income per share:
Numerator
Allocation of undistributed earnings for basic computation - continuing operations	$5,700	$1,107	$6,813
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	1,107	0	0
Reallocation of undistributed earnings	(20)	(18)	20
Allocation of undistributed earnings - continuing operations	$6,787	$1,089	$6,833
Allocation of undistributed earnings for basic computation - discontinued operations	216	42	258
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	42	0	0
Reallocation of undistributed earnings	(1)	(1)	1
Allocation of undistributed earnings - discontinued operations	$257	$41	$259
Denominator
Number of shares used in basic computation	282,877	54,928	338,130
Weighted-average effect of dilutive securities
Add:
Conversion of Class B to Class A common shares outstanding	54,928	0	0
Employee stock options	2,057	0	2,038
Restricted stock units and other contingently issuable shares	2,515	0	4,525
Number of shares used in per share computation	342,377	54,928	344,693
Diluted net income per share:
Continuing operations	$19.82	$19.82	$19.82
Discontinued operations	0.75	0.75	0.75
Diluted net income per share	$20.57	$20.57	$20.57

	Year Ended December 31,
	2015
	Class A	Class B	Class C
Basic net income per share:
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	$0	$0	$522
Allocation of undistributed earnings - continuing operations	6,695	1,196	7,935
Allocation of undistributed earnings - discontinued operations	0	0	0
Total	$6,695	$1,196	$8,457
Denominator
Number of shares used in per share computation	289,640	51,745	343,241
Basic net income per share:
Continuing operations	$23.11	$23.11	$24.63
Discontinued operations	0.00	0.00	0.00
Basic net income per share	$23.11	$23.11	$24.63
Diluted net income per share:
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	$0	$0	$522
Allocation of undistributed earnings for basic computation - continuing operations	$6,695	$1,196	$7,935
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	1,196	0	0
Reallocation of undistributed earnings	(39)	(14)	39
Allocation of undistributed earnings - continuing operations	7,852	1,182	7,974
Allocation of undistributed earnings for basic computation - discontinued operations	0	0	0
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	0	0	0
Reallocation of undistributed earnings	0	0	0
Allocation of undistributed earnings - discontinued operations	$0	$0	$0
Denominator
Number of shares used in basic computation	289,640	51,745	343,241
Weighted-average effect of dilutive securities
Add:
Conversion of Class B to Class A common shares outstanding	51,745	0	0
Employee stock options	1,475	0	1,428
Restricted stock units and other contingently issuable shares	920	0	4,481
Number of shares used in per share computation	343,780	51,745	349,150
Diluted net income per share:
Continuing operations	$22.84	$22.84	$24.34
Discontinued operations	0.00	0.00	0.00
Diluted net income per share	$22.84	$22.84	$24.34